STOCK OPTIONS AND WARRANTS (Details 3) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Options outstanding, beginning balance	19,860,715	10,960,715
Options outstanding, ending balance	19,860,715	19,860,715	10,960,715
Weighted Average Exercise Price, beginning	$ 0.049	$ 0.15	$ 0.37
Weighted Average Exercise Price, ending	$ 0.049	$ 0.049	$ 0.15
Warrants [Member]
Options outstanding, beginning balance	3,544,247	3,025,000	0
Granted		519,247	3,025,000
Forfeited/Cancelled			0
Exercised		$ 0	$ 0
Options outstanding, ending balance	3,544,247	3,544,247	3,025,000
Weighted Average Exercise Price, beginning	$ 0.65	$ 0.71	$ 0
Granted per share	0	0.31	0.71
Forfeited/Cancelled per share		0	0
Exercised per share	0	0	0
Weighted Average Exercise Price, ending	$ 0.65	$ 0.65	$ 0.71